Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr. 30, 2012
Short-Term Income Account (Prospectus Summary): | Short-Term Income Account
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SHORT-TERM INCOME ACCOUNT
Supplement Text	ck0000012601_SupplementTextBlock

Supplement dated June 15, 2012

to the Prospectus for Principal Variable Contracts Funds, Inc.

dated April 30, 2012

(Not all Accounts are offered in all variable annuity and variable life insurance contracts.)

This supplement updates information currently in the Prospectus. Retain this supplement with the

Prospectus.

ACCOUNT SUMMARIES

Investment Strategy, Heading	rr_StrategyHeading	Under the Principal Investment Strategies heading, delete the third sentence in the paragraph and substitute:
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Account's investments may also include corporate securities, U.S. and foreign government securities,

mortgage-backed and asset-backed securities (including sub-prime mortgages), and real estate investment trust securities.

Risk, Heading	rr_RiskHeading	Add the following to the list of Principal Risks :
Risk, Narrative	rr_RiskNarrativeTextBlock	Sub-Prime Mortgage Risk. The risk of default is generally higher in mortgage-related investments that include sub-prime mortgages.